CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 RUB	Dec. 31, 2013 RUB	Dec. 31, 2012 RUB
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 302.5	17,020.0	13,474.0	8,223.0
Foreign currency translation adjustment:
Foreign currency gains/ (losses), net of tax, nil	(18.1)	(1,019.0)	1,027.0	(867.0)
Reclassification translation adjustment, net of tax, nil			(54)
Foreign currency translation adjustment, including reclassification	(18.1)	(1,019.0)	1,081.0	(867.0)
Total other comprehensive income/ (loss)	(18.1)	(1,019.0)	1,081.0	(867.0)
Comprehensive income	$ 284.4	16,001.0	14,555.0	7,356.0